Schedule of investments
Delaware Tax–Free New Jersey Fund	March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.21%
Corporate Revenue Bond — 2.02%
New Jersey Tobacco Settlement Financing Corporation
(Subordinate) Series B 5.00% 6/1/46	500,000	$581,275
		581,275
Education Revenue Bonds — 12.23%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,118,860
Series D 5.00% 7/1/36	500,000	570,450

(Princeton University) Series I 5.00% 7/1/32	500,000	624,610
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	1,000,000	1,207,380
		3,521,300
Electric Revenue Bonds — 2.66%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	167,400
Series TT 5.00% 7/1/32 ‡	335,000	304,013
Series XX 5.25% 7/1/40 ‡	325,000	295,750
		767,163
Healthcare Revenue Bonds — 5.17%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	1,000,000	1,203,420
(Valley Health System Obligated Group) 4.00% 7/1/44	250,000	283,962
		1,487,382
Housing Revenue Bond — 2.88%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25 (AMT)	750,000	827,962
		827,962
Lease Revenue Bonds — 15.21%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,237,410
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,169,400
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	$584,650
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	1,000,000	1,107,910
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation System) Series A 5.00% 12/15/23	250,000	280,057
		4,379,427
Local General Obligation Bonds — 19.50%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39 (BAM)	500,000	591,900
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,074,100
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,156,500
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,000,000	1,156,200
Livingston Township School District
5.00% 7/15/37	1,000,000	1,170,080
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	464,904
		5,613,684
Resource Recovery Revenue Bond — 0.89%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	255,080
		255,080
Special Tax Revenue Bonds — 25.28%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39	1,000,000	1,122,050
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	543,264
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	1,000,000	$1,148,880
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,302,410
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	370,047	311,765
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	580,505
Monmouth County Improvement Authority Revenue
5.00% 1/15/29	190,000	190,646
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,160,000	1,262,544
Series A-1 5.00% 7/1/58	360,000	397,325
Series A-2 4.329% 7/1/40	205,000	219,805
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note)
Series A 4.00% 10/1/22	100,000	98,919
Series A 5.00% 10/1/29	100,000	100,225
		7,278,338
State General Obligation Bonds — 4.09%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	280,000	220,500
(Public Improvement)
Series A 5.00% 7/1/24 ‡	75,000	65,906
Series A 5.00% 7/1/41 ‡	120,000	97,200
Series A 5.25% 7/1/34 ‡	60,000	52,875
Series A 5.375% 7/1/33 ‡	120,000	104,850
Series B 5.75% 7/1/38 ‡	175,000	151,375
Series C 6.00% 7/1/39 ‡	155,000	134,850

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	50,000	43,938
State of New Jersey
Series A 4.00% 6/1/31	250,000	305,665
		1,177,159
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 8.28%
Delaware River Port Authority Revenue
5.00% 1/1/30	650,000	$730,431
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	607,665
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	437,490
South Jersey Port Corporation
(Subordinated Marine Terminal) Series B 5.00% 1/1/48 (AMT)	535,000	609,392
		2,384,978
Total Municipal Bonds (cost $25,598,482)		28,273,748
Total Value of Securities—98.21% (cost $25,598,482)		28,273,748

Receivables and Other Assets Net of Liabilities—1.79%		515,404
Net Assets Applicable to 2,247,353 Shares Outstanding—100.00%		$28,789,152
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $255,080, which represents 0.89% of the Fund's net assets.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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